INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 11,015,908	R$ 8,948,546
Deferred tax liabilities	13,769,093	14,692,296
Deferred tax liabilities	2,753,185	5,743,750
Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,812,089	1,015,144
Tax Credit on Tax Losses and Negative Basis
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	3,646,840	2,052,298
Tax Credits on Actuarial Losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	840,125	126,277
Provision for Disputes
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,032,381	1,850,554
(-) Estimated loss for doubtful accounts
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	625,897	1,075,818
Provisions for operating losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	474,198	380,619
Estimated losses on investments
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	166,027	234,400
IFRS 15 Adjustments
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	770,561	348,481
Deferred tax liabilities	1,640,037	1,141,187
Renegotiation of hydrological risk
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	873,629	1,344,845
Debt charges
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities		558,457
FVOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	427,390	569,816
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	293,257	273,826
Impairment
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	226,138	1,535,144
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	763,884	699,460
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	421,652	329,811
Contractual asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	R$ 9,770,896	R$ 10,104,705